INVESTMENTS IN AFFILIATES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2013
Other investments
Carrying Value	$ 368,459	$ 187,131
Gaochuangte
Other investments
Carrying Value	$ 7,049	$ 6,837
Ownership Percentage	40.00%	40.00%
CSI Skypower
Other investments
Carrying Value	$ 3,749	$ 3,332
Ownership Percentage	50.00%	50.00%	50.00%
GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.
Other investments
Carrying Value		$ 4,526
Ownership Percentage		10.00%
Foto Light LP
Other investments
Carrying Value		$ 1,735
Ownership Percentage		5.00%
Discovery Light
Other investments
Carrying Value		$ 1,951
Ownership Percentage		5.00%
City Light
Other investments
Carrying Value		$ 1,943
Ownership Percentage		5.00%
Tranquillity
Other investments
Carrying Value	$ 143,951	$ 90,325
Ownership Percentage	49.00%	49.00%
Garland
Other investments
Carrying Value	$ 118,641	$ 8,599
Ownership Percentage	49.00%	49.00%
Roserock
Other investments
Carrying Value	$ 30,870	$ 34,898
Ownership Percentage	49.00%	49.00%
Suzhou Financial Leasing Co., Ltd.
Other investments
Carrying Value	$ 12,974	$ 13,860
Ownership Percentage	6.00%	6.00%
Pirapora Solar Holding S.A.
Other investments
Carrying Value	$ 13,775
Ownership Percentage	20.00%
Others
Other investments
Carrying Value	$ 37,450	$ 19,125
Others | Minimum
Other investments
Ownership Percentage	21.00%	21.00%
Others | Maximum
Other investments
Ownership Percentage	49.00%	49.00%